Note 10 - Income Taxes (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability	$ 2,040,946		$ 2,040,946
Federal Income Tax Expense (Benefit), Continuing Operations, Total		$ 3,000,270	$ 6,777,453	$ 3,851,333